iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99.9%
iShares iBonds 2025 Term High Yield and Income ETF 29,566 $ 687,853
iShares iBonds 2026 Term High Yield and Income ETF 30,036 701,641
iShares iBonds 2027 Term High Yield and Income ETF 31,235 702,163
iShares iBonds 2028 Term High Yield and Income ETF 29,763 703,895
iShares iBonds 2029 Term High Yield and Income ETF 29,744 705,528
3,501,080
a
Total Long-Term Investments — 99.9%
(Cost: $3,490,636) .................................. 3,501,080
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.35%
(a)(b)
............................ 2,461 $ 2,461
a
Total Short-Term Securities — 0.1%
(Cost: $2,461) ..................................... 2,461
Total Investments — 100.0%
(Cost: $3,493,097) .................................. 3,503,541
Other Assets Less Liabilities — 0.0% ..................... 6
Net Assets — 100.0% ................................. $ 3,503,547
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ —  $ 2,461
(b)
$ —  $ —  $ —  $ 2,461  2,461  $ 59  $ —
iShares iBonds 2025
Term High Yield and
Income ETF ..... —  686,650  —  —  1,203  687,853  29,566  3,961  —
iShares iBonds 2026
Term High Yield and
Income ETF ..... —  699,075  —  —  2,566  701,641  30,036  4,460  63
iShares iBonds 2027
Term High Yield and
Income ETF ..... —  699,700  —  —  2,463  702,163  31,235  4,570  —
iShares iBonds 2028
Term High Yield and
Income ETF ..... —  701,739  —  —  2,156  703,895  29,763  4,470  —
iShares iBonds 2029
Term High Yield and
Income ETF ..... —  703,472  —  —  2,056  705,528  29,744  4,563  —
$ —  $ 10,444
$ 3,503,541
$ 22,083  $ 63
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
2
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,501,080  $ —  $ —  $ 3,501,080
Short-Term Securities
Money Market Funds ...................................... 2,461  —  —  2,461
$ 3,503,541  $ —  $ —  $ 3,503,541
Fair Value Hierarchy as of Period End (continued)